Note 19 - Long-term Debt and Financing - Long- Term Debt (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Long-term debt, beginning balance		$ 543,504	$ 498,088
Cash inflows (outflows)		162,816	49,726
Non-cash changes		10,991	1,791
FX		8,061	(6,101)
Long-term debt, ending balance		725,372	543,504
Short-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance		(121,451)
Cash inflows (outflows)
Non-cash changes
FX
Long-term debt, ending balance		(37,429)	(121,451)
Long-term borrowings [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance		422,053	498,088
Cash inflows (outflows)		162,816	49,726
Non-cash changes		10,991	1,791
FX		8,061	(6,101)
Long-term debt, ending balance		687,943	422,053
Credit facility [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	[1]	121,451	66,001
Cash inflows (outflows)	[1]	77,638	53,857
Non-cash changes	[1]	664	1,593
Long-term debt, ending balance	[1]	199,753	121,451
HTC loan [member]
Statement Line Items [Line Items]
Cash inflows (outflows)	[2]	17,577
Non-cash changes	[2]
Long-term debt, ending balance	[2]	17,577
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	[3]	85,760
Cash inflows (outflows)	[3]		95,869
Non-cash changes	[3]	1,760	(10,109)
FX	[3]
Long-term debt, ending balance	[3]	87,520	85,760
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	[4]	148,146	145,579
Cash inflows (outflows)	[4]
Non-cash changes	[4]	2,799	2,567
FX	[4]
Long-term debt, ending balance	[4]	150,945	148,146
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	[5]	188,147	190,486
Cash inflows (outflows)	[5]	(169,333)
Non-cash changes	[5]	7,161	3,762
FX	[5]	3,508	(6,101)
Long-term debt, ending balance	[5]	29,483	188,147
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Cash inflows (outflows)		236,934
Non-cash changes		(1,393)
FX		4,553
Long-term debt, ending balance		$ 240,094
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Long-term debt, beginning balance	[6]		96,022
Cash inflows (outflows)	[6]		(100,000)
Non-cash changes	[6]		$ 3,978

[1]	As of April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A.. The agreement extends Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. Certain principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees 3.750%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit are at a rate of 3.750%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2019, the Canadian prime rate was 3.95% and the U.S. prime rate was 5.5%. As at March 31, 2019, $201.6 million has been drawn against the facility and total letters of credit outstanding as of March 31, 2019, amounted to $94.0 million ( March 31, 2018 - $113.4 million). As at March 31, 2019, Just Energy has $56.9 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility is supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and German operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at March 31, 2019, the Company was compliant with all of these covenants.
[2]	Filter Group, which was acquired on October 1, 2018, has an outstanding loan payable to HTC. The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable on a monthly basis.
[3]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[4]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[5]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year and have a maturity date of July 29, 2019. A Conversion Right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at March 31, 2018, the fair value of this conversion feature is US$0.2 million and is included in other non-current financial liabilities. No amounts of the 6.5% convertible bonds have been converted or redeemed as at March 31, 2019. During the fourth quarter of fiscal 2019, Just Energy redeemed $82.0 million of the outstanding balance.
[6]	In September 2011, Just Energy issued $100 million of convertible unsecured subordinated debentures (the "5.75% convertible debentures"), which was used to fund an acquisition. The 5.75% convertible debentures bear interest at an annual rate of 5.75%, payable semi-annually on March 31 and September 30 in each year, and have a maturity date of September 30, 2018. Each $1,000 principal amount of the 5.75% convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 56.0 common shares of Just Energy, representing a conversion price of $17.85. On or after September 30, 2016, the 5.75% convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The Company may, at its option, on not more than 60 days' and not less than 30 days' prior notice, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation to repay all or any portion of the principal amount of the 5.75% convertible debentures that are to be redeemed or that are to mature, by issuing and delivering to the holders thereof that number of freely tradable common shares determined by dividing the principal amount of the 5.75% convertible debentures being repaid by 95% of the current market price on the date of redemption or maturity, as applicable. On March 27, 2018, Just Energy redeemed the 5.75% convertible debentures. Of the amount paid, $99.5 million was recorded as a reduction in the liability component of the 5.75% convertible debentures, a non-cash loss on early redemption of $0.5 million was classified as finance costs, and $7.1 million was recorded as an increase in contributed surplus.